SHARE CAPITAL (Details) (USD $)	12 Months Ended								0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Employees item	Dec. 31, 2013 Consultants item	Dec. 31, 2013 Former employees item	Dec. 31, 2013 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Aug. 19, 2011 Ordinary shares Vicis	Oct. 27, 2011 Ordinary shares Shoen
SHARE CAPITAL
Preferred shares issued	0	0
Preferred shares outstanding	0	0
Share capital
Authorized ordinary share capital	400,000,000	400,000,000				400,000,000	400,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Ordinary shares issued	162,099,665	161,989,097				162,099,665	161,989,097
Ordinary shares outstanding	162,099,665	161,989,097				162,099,665	161,989,097	161,989,097
Exercise price (in dollars per share)									$ 1.1544	$ 1.15
Exercise of warrants (in shares)									8,662,509	31,072
Exercise of share options (in shares)	110,568
Number of persons who exercised share options			1	1	3